UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Boulevard, Hauppauge, NY

   11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux

            Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

7/31

Date of reporting period:04/30/08

Item 1.  Schedule of Investments.

Changing Parameters Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2008

	Shares	Market Value
SHORT TERM INVESTMENTS - 99.93%
MONEY MARKET FUND - 99.93%
Dreyfus Government Cash
Management - Institutional Class, 2.48%+	26,319,096	$ 26,319,096
Fidelity Institutional Government
Portfolio - Class I, 2.29%+	26,319,096	26,319,096
Goldman Sachs Financial Square Funds
Government Fund - Institutional Class, 2.44%+	26,319,096	26,319,096
JP Morgan U.S. Government
Money Market Fund - Capital Class, 2.35%+	26,319,096	26,319,096
Milestone Treasury Obligation
Portfolio - Institutional Class, 1.93%+	26,319,096	26,319,096
		131,595,480

TOTAL SHORT TERM INVESTMENTS		131,595,480
(Cost $131,595,480)

TOTAL INVESTMENTS (Cost $131,595,480)- 99.93% (a)		131,595,480
Other assets less liabilities- 0.07%		90,473
NET ASSETS- 100.00%		$ 131,685,953

_________
+ Reflects yield at April 30, 2008.

(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation (depreciation) of:
Unrealized appreciation		$ -
Unrealized depreciation		-
Net unrealized appreciation		$ -

Securities valuation policies and other Investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Security Valuation: The Fund’s investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter (“OTC”) securities which are not traded in the NASDAQ National Market System shall be valued at the most recent trade price.  Securities for which market quotations are not readily available, if any, are valued following procedures approved by the Board of Trustees.  Short-term investments are valued at amortized cost, which approximates market value.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew Rogers

Andrew Rogers, President

Date  6/30/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew Rogers

Andrew Rogers, President

Date 6/30/08

By (Signature and Title)

/s/ Kevin Wolf

Kevin Wolf, Treasurer

Date  6/30/08